Presentation of the Financial Statements and Accounting Practices	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Presentation of the Financial Statements and Accounting Practices
2.	Presentation of the Financial Statements and Accounting Practices

2.1	Presentation and preparation of the financial statements
The consolidated financial statements have been prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) which include (i) IFRS, (ii) the International Accounting Standard (“IAS”), and (iii) the International Financial Reporting Interpretations Committee (“IFRIC”).
All informations presented in the consolidated financial statements are those considered relevant in the context of Company’s activities and for management purposes.

2.1.1	Basis of preparation
These consolidated financial statements have been prepared under the historical cost convention, except when the account requires different criteria, and adjusted for assets and liabilities measured as at fair value in subsequent measurement, when applicable.
The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management of the Company to exercise judgment in the process of applying the Company’s accounting policies. These consolidated financial statements include accounting estimates for certain assets, liabilities and other transactions.
The areas which involve high degree of judgments or complexities, or assumptions and significant estimates to the consolidated financial statements, are disclosed in Note 3.

2.1.2	Consolidation
These consolidated financial statements include the balances as of December 31, 2019 of the Company and all subsidiaries and special purpose entities in which the Company has control, directly or indirectly.
All accounts and balances arising from transactions between controlled entities are eliminated during the consolidation process.

a)	Subsidiaries
Subsidiaries are entities over which the Company has control, which means exposure and rights to variable returns, ability to use its power over these entities to affect those returns and ability to manage its relevant activities. The control assessment considers, in addition to held majority of voting rights, the shareholders agreement in place between the Company and other non-controlling
shareholders with voting rights, any rights arising from other contractual agreements and potential voting power. Subsidiaries are fully consolidated from the date on which control is acquired until the date in which the Company losses control.
Balances associated to the
non-controlling
shareholders with remaining interest over subsidiaries are presented as non-controlling
interest in the Company’s statements of income and shareholders’ equity.
The accounting policies of the subsidiaries are consistent with the policies adopted by the Company.

b)	Special Purpose Entities (SPE)
The Company held certain financing structures for aircraft sales through SPEs in which it has control even without direct or indirect interest. As of December 31, 2019, and 2018, the only SPE with ongoing activities and consolidated in the financial statements is Refine, Inc.

c)	Consortia
A consortium is a legal entity set up to meet a specific purpose and is subject to mandatory laws and rules under specific regulations. As of December 31, 2019, the Company along with wholly owned subsidiary hold interest in consortium structure established by both entities solely. The transactions of this consortium are fully recorded and presented in the consolidated financial statements.

2.1.3	Corporate structure
Below is presented information regarding the consolidated subsidiaries as at December 31, 2019:

Entity	Participation Embraer Group	Country	Core activities
Airholding S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production

Yaborã Indústria Aeronáutica S.A.	100%	Brazil	Future commercial aviation joint venture with Boeing
Embraer Commercial Aviation LLC	100%	EUA	Future company related to the Commercial Aviation segment
Embraer Aircraft Customer Services, Inc.	100%	EUA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc.	100%	EUA	Maintenance of aircraft and components
Embraer Aviation France - EAF	100%	France	Future company related to the Commercial Aviation segment

ELEB – Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry

Embraer Aircraft Holding Inc.	100%	EUA	Concentrates corporate activities in the USA
Embraer Business Innovation Center, Inc.	100%	EUA	Develops technological innovation research in aviation and related areas
Embraer Executive Jet Services, LLC	100%	EUA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	EUA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	EUA	Engineering services related to aircraft research and development
Embraer Aero Seating Technologies, LLC	100%	EUA	Production and maintenance of aircraft seats
Embraer Defense and Security Inc.	100%	EUA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC	51%	EUA	Pilot, mechanic and crew training
EB Defense LLC	100%	EUA	Future joint venture with Boeing for the sale and promotion of C-390 Millen n ium
Embraer Solutions, LLC	100%	EUA	Sale of spare parts and support services for the Executive Aviation

Embraer Aviation Europe - EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International - EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East

Embraer Defesa & Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply of the Brazilian Government’s Geostationary Defense and Strategic Communications Satellite System (SGDC)
Visiona Internacional B.V.	100%	Holanda	Integration and supply of the Brazilian Government’s (SGDC) System
SAVIS Tecnologia e Sistemas S.A.	100%	Brazil	Operates in Defense and Security with the Brazilian Government

Embraer GPX Ltda	100%	Brazil	No operations

Embraer Netherlands Finance B.V.	100%	Holland	Financial operations raising and investing funds of the Embraer Group

Embraer Aviation Netherlands B.V.	100%	Holland	Future company responsible for Embraer’s commercial activities in Europe
Embraer Netherlands B.V.	100%	Holland	Concentrates corporate activities abroad, leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	After sale services and support in Asia
Embraer CAE Training Services (UK) Limited	51%	United Kingdom	No operations
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer - Portugal Estruturas Metálicas S.A	100%	Portugal	Fabrication of steel parts and products for the aviation industry
Embraer - Portugal Estruturas em Compósitos S.A.	100%	Portugal	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sales and maintenance for after sales support in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft

Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group

Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations

Refine, Inc.	100%	Cayman Islands	SPE to finance sales of aircraft from the Commercial Aviation

Fundo de Investimento em Participações Embraer Ventures	100%	Brazil
Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized
companies focused on disruptive innovation in areas related to the aerospace sector.

Tepro Consortium
- Entity constituted by SAVIS Tecnologia e Sistemas S.A, a company controlled by Embraer Defesa & Segurança, and Embraer S.A, with the objective of assisting the Brazilian Army in the first phase of implementation of the Integrated Monitoring System (“Sisfron”) for the development of certain activities. Located in the city of Campinas, State of São Paulo, Brazil, it represents a direct ownership stake of 93.5% from SAVIS and 6.5% of Embraer S.A.
Fundo Aeroespacial
- Equity investment fund in connection with BNDES, FINEP and
Desenvolve SP
, created with the aim of strengthening the aerospace, aviation, defense and security supply chain and promoting integration of systems related to these sectors through support for small and medium enterprises. The fund is not consolidated in the Company’s financial statements, its results are recorded using the equity method and presented as part of the operating income based in the Company’s equity interest (34%).

2.1.4	Changes to the comparative consolidated financial statements
Disclosure of contingent liabilities on income tax matters (Note 26.2)
With the adoption of the IFRIC 23 interpretation, which seeks to clarify how to apply the recognition and measurement requirements of IAS 12 - Income taxes when there are uncertainties about treatments applied in the calculation of the respective taxes (income tax and social contribution on net income), the Company started a review of all its legal demands and the internal processes for identification, recognition, measurement and disclosure criteria applied in previous periods in relation to these matters.
This review involved a joint work with legal advisors that advocate the causes and an evaluation of the aspects related to uncertain tax treatments that resulted in a general review of the legal demands, its risk classification and disclosure criteria, where was noted that some legal demands classified as possible risk of loss were not disclosed because they were in initial stage of judgment in Brazil, still in the administrative instance. Also, the uniqueness of the themes, the specificities of the aeronautical segment in Brazil and the scarcity of jurisprudence were evaluated.
Management is providing disclosure of such contingent liabilities on income tax matters not disclosed before in Note 26.2 considering its historical values as of December 31, 2019 and 2018.

Classification of the Commercial Aviation business unit as discontinued operations (Note 4)
The consolidated statements of income for the comparative years ended December 31, 2018 and 2017 are being recasted due to the classification of Commercial Aviation business unit and related services as discontinued operations (Note 4).

2.2	Summary of significant accounting policies
We present below the significant accounting policies adopted in the preparation of these consolidated financial statements. Description of the significant accounting policies adopted by the Company contributes towards the correct interpretation of the consolidated financial statements, whether on account of the existence of more than one treatment option under the international accounting standards, or due to the complexity of the operation.
This set of annual consolidated financial statements includes the first year of adoption of the following new standards and interpretations:

•	IFRS 16 - Leases (Note 2.2.1.1).

•	Interpretation IFRIC 23 - Uncertainty over income tax treatments (Note 2.2.1.2).
In addition, at January 1, 2019 the Company changes its accounting policy choice for hedge accounting structures to adopt the requirements of IFRS 9 - Financial Instruments, as per Note 2.2.1.3.

2.2.1	Changes due to adoption of new accounting standards, interpretations and policies

2.2.1.1	IFRS 16 - Leases
IFRS 16 establishes the principles for the recognition, measurement, and disclosure of leases and requires lessees to recognize a single accounting model in the statements of financial position. The lessor’s accounting in IFRS 16 remains substantially unchanged in relation to IAS 17. Lessors will continue to classify between operating or finance leases, using principles similar to the former standard and, therefore, IFRS 16 has no impact on leases where the Company is the lessor.
From the lessee’s standpoint, lease contracts previously recognized as expenses in the statement of income for the year on a straight-line basis, start to be recognized in the statements of financial position as right-of-use
asset for the existing right of using the assets underlying the contract as a contra entry to a lease liability arising from the obligation to make contractual payments assumed.
The Company adopted IFRS 16 using the modified retrospective model with the adoption date on January 1, 2019. Under this approach, the financial information comparative to prior periods are not being restated and remain as previously reported in accordance with IAS 17.
The Company used the following practical expedients permitted by the standard of: (i) not recording operating lease contracts, that on the beginning date, have lease term equal to or below 12 months or less (“short-term leases”) and (ii) not recording contracts for which the individual underlying asset is lower than US$ 5 thousand
(“low-value
leases”).
The details on and impacts from the changes in accounting policies are disclosed below:

a)	Accounting impact from the adoption of IFRS 16:
As part of the adoption process, the Company has examined its lease transactions to determine whether each effective contract is or contains a lease based on the new definition. Under IFRS 16, a contract is or contains a lease if it transfers the right to control the use of an identified asset over a period of time in exchange for consideration.
The Company identified applicable contracts within the scope of IFRS 16 for leases of land and buildings, facilities, machinery, vehicles and other equipment, subject to the practical expedients applied. For the contracts identified, the Company recognized:

•
A lease liability in the total amount of US$ 57.6 related to the lease payments according to the cash flows of each contract, discounted to present value at the incremental borrowing rate. The incremental weighted average borrowing nominal rate applied to lease liability on January 1, 2019 was 6.3%.

•	The right-of-use assets representing the right to use the underlying assets of these contracts were measured in an amount corresponding to the lease liability.

Lease commitments as at December 31, 2018	78.1

- (Less): short-term leases recognized on a straight-line basis as expense	(1.9)
- (Less): low-value leases recognized on a straight-line basis as expense	(3.3)
- Discounted using the incremental borrowinig rate	(15.3)

Lease liability as at January 1, 2019	57.6

2.2.1.2	IFRIC 23 - Uncertainty over income tax treatments
The Interpretation IFRIC23 clarifies how to apply the recognition and measurement requirements of IAS12 - Income Taxes when there are uncertainties over treatments applied in the calculation of the respective taxes (income tax and social contribution on net income).

The interpretation was effective as from January 1, 2019. In the opinion of the Company’s management, there were no significant impacts arising from this interpretation, as all procedures adopted for calculation and payment of income taxes are supported by the prevailing legislation and case law of Administrative and Judicial Courts. Contingent liabilities of this nature are presented in Note 26.2.

2.2.1.3	Hedge accounting - Adoption of IFRS 9
The Company changed the accounting policy previously disclosed in Note 2.2.1(a) to the consolidated financial statements as of December 31, 2018 to adopt the requirements of IFRS 9 - Financial Instruments, to supersede IAS 39 – Financial Instruments: Recognition and Measurement, for hedge instruments designated for hedge accounting beginning on January 1, 2019.

(i)	Fair value hedge:
The Company applies the fair value hedge accounting to hedge against the risk of changes in borrowing and financing interest rates by contracting swaps. Interest rate swaps existing on January 1, 2019 qualify as fair value hedge for purposes of IFRS 9. The Company’s risk management strategies and hedge documentation are aligned with the requirements of IFRS 9 for designation of transactions.
Changes in the fair value of derivatives designated and qualified as fair value hedge continue to be recorded in statements of income for the year as financial income (expense), net, including the changes in the fair value of hedged asset or liability (hedged item) attributable to the hedged risk. There were no changes with the adoption of IFRS 9.

(ii)	Cash flow hedge:
The Company applies the cash flow hedge accounting to hedge against the cash flow volatility attributable to a risk of foreign exchange and interest rate fluctuation associated with highly probable forecast transactions that will affect income or loss for the year.
For instruments designated as cash flow hedge, the Company started to account for changes in the fair value of the time value of the instruments (options), previously recognized in financial income (expense), net according to IAS 39, in accumulated other comprehensive income as hedge cost in the cash flow hedge reserve line. Hedge costs are reclassified to the statements of income together with the intrinsic value of the options by adjusting the initial value of the hedge item.
As at January 1, 2019, the amount of US$ 1.3 was reclassified from retained earnings to the financial instrument reserve in accumulated other comprehensive income (loss) in shareholders’ equity related to the time value of the options. The Company did not reclassify the time value of outstanding options as at January 1, 2018, because these transactions were settled or expired before the transition date to IFRS 9.
The Company’s risk management strategies and hedge documentation are aligned with the requirements of IFRS 9 for designation of transactions as cash flow hedge.

2.2.2	Functional and presentation currency
A Company’s functional currency is the currency of the primary economic environment in which it operates and should be the currency that best reflects company’s business and operations. Based on this analysis, management has concluded that the US Dollar (“US$” or “Dollar”) is its functional currency, based on analysis of the following indicators:

•	Currency that most influences the prices of goods and services; this is the currency in which the sales price of its goods and services are expressed and settled.

•	Currency of the country whose competitive forces and regulations most influence the Company’s business.

•	Currency that most influences the costs of providing goods or services, i.e., the currency in which the Company’s costs are normally expressed and settled.

•	Currency in which the Company largely obtains funds for financial operations and in which it normally receives for its sales and accumulates cash.

2.2.3	Transactions in foreign currencies
Transactions in other currencies (other than the functional currency) are translated into the functional currency at the foreign exchange rates in force on the transaction dates. The amounts are updated at the exchange rates of the reporting dates. Foreign exchange gains and losses resulting from this translation (in relation to monetary assets and liabilities indexed in currencies other than the functional currency) are recognized in the consolidated statements of income as foreign exchange gain (loss), net. Customer advances and advances to suppliers for goods and/ or services in foreign currencies are translated to the Company’s functional currency in the transaction date and no subsequent translation is recognized.

2.2.4	Financial Instruments

a)	Financial assets

a.1)	Recognition and measurement
Financial assets are recognized when the Company becomes part of the instrument’s contractual arrangements. It is initially measured at fair value, plus transaction costs attributable to their acquisition or issuance, except for instruments measured at fair value through profit or loss, for which these costs are recognized immediately in the consolidated statements of income.
The Company classifies its financial assets under the following categories: (i) measured as at amortized cost, (ii) measured as at fair value through other comprehensive income and (iii) measured at fair value through profit or loss.
Financial assets are not reclassified subsequent to initial recognition, unless the Company modifies the business model for the management of these financial assets, in which case all affected assets are reclassified on the first day of the new business model.
Financial assets are derecognised when the contractual rights to receive cash flows from the asset expires or are transferred in a transaction in which substantially all the risks and benefits of ownership of the financial asset are transferred by the Company.

a.2)	Classification and subsequent measurement
The Company classifies financial assets as measured at amortized cost only if both criteria are met:

•	The asset is held within a business model whose objective is to collect the contractual cash flows; and

•	The contractual terms give rise to cash flows, at specific dates, which relate only to the payments of principal and interest.
Financial assets measured as at amortized cost by the Company includes cash and cash equivalents, certain financial investments, trade accounts receivable, contract assets, guarantee deposits and other financial assets.
Financial assets measured as at fair value through other comprehensive income (FVOCI) are assets held within a business model whose purpose is achieved both through the receipt of contractual cash flows and the sale of financial assets, as well as their contractual terms generate, on specific dates, cash flows that are related only to payments of principal and interest.
Changes in fair value of FVOCI financial assets are recognized in accumulated other comprehensive (income) loss in the consolidated changes in shareholders’ equity. Gains or losses due to impairment and exchange variation, including interest calculated using the effective interest method, are recognized in the consolidated statements of income as financial income (expense), net, except for the exchange variation recognized as foreign exchange gain (loss), net. In the derecognition of these financial assets, any amounts accumulated in the consolidated statements of other comprehensive income are reclassified to the consolidated statements of income.

All financial assets not classified by the Company as measured at amortized cost or as FVOCI are classified as at fair value through profit or loss (FVTPL). These assets include financial assets held for active and frequent trading and derivative financial instruments.
(i)
Business model evaluation
The Company evaluates the business model objective for the management of financial assets as part of the accounting classification of the instruments. The factors considered in this evaluation are:

•
The current financial policy and the objectives set for portfolio management, which includes assessing whether the strategy focuses on contractual interest income, maintaining a determined interest rate profile, the relationship between the duration of the financial assets and related liabilities, expected cash outflows, or the collection of cash flows through the sale of underlying financial assets.

•	How portfolio performance is assessed and reported to Management.

•	Risks that affect the performance of the business model and how they are managed.

•	The frequency, volume and timing of assets sales in prior periods, the reasons for such transactions and future expectations.
(ii)
Evaluation if contractual cash flows are only principal and interest payments
To assess whether contractual cash flows are only principal and interest payments, the principal is defined as the fair value of the financial asset at the initial recognition, and interest as a consideration for the time value of money, the credit risk associated with value of principal outstanding during contractual terms, other risks and general costs of loans, as well as a profit margin in the transaction.
This evaluation is made by considering the contractual terms of the financial assets, which includes, in addition to evaluating whether the contractual cash flows are only principal and interest payments, the existence of terms that could change the timing or value of the contractual cash flows which would not meet the definition, including: contingent events, terms that can adjust contractual rates, prepayment and extension of due dates, and terms that limit access to cash flows of specific assets.

b)	Financial liabilities
The Company classifies its financial liabilities in the following categories: (i) measured as at amortized cost and (ii) fair value through profit or loss. A financial liability is measured at fair value through profit or loss if it is held for trading or is a derivative financial instrument, and its changes, including interest, is recognized in the consolidated statements of income. Changes in other financial liabilities measured as at amortized cost, including interest and exchange variation, are recognized in the consolidated statements of income under financial income (expenses), net caption, except for the exchange variation recognized as foreign exchange gain (loss), net.
Financial liabilities are derecognised when contractual obligations are withdrawn, canceled or expired. The difference between the extinct book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the consolidated statements of income.

2.2.5	Cash and cash equivalents and financial investments
Cash and cash equivalents include cash in hand, cash in transit (amounts paid by our customers or debtors that are pending release by the intervening bank at the reporting date), bank deposits and highly liquid short-term investments, usually maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.

Amounts related to cash and cash equivalents, which are however not available for use by the Company, are presented within other assets in the consolidated financial statements. Other financial investments with maturities of more than 90 days from the acquisition date are presented as financial investments.

2.2.6	Trade accounts receivable, net
When making a sale, the Company evaluates its payment terms. If the sale amount is not due/ receipt immediately, which is the case of aircraft sales, it will be recognized in the trade accounts receivable. The amount receivable when the payment is deferred by the customer is adjusted to present value if applicable, identifying an interest rate compatible with the market at the time of sale and applying it to the amount receivable according to the transaction payment terms. The Company does not have trade accounts receivable from customers with a significant financing component.
Expected credit losses are recognized using actual credit loss experiences from the last 10 years and follow-up
of prospective trends in the markets and segments that the Company operates. The identified factor is applied to the measurement of expected credit losses and recognition of impairment losses in the consolidated statements of income. The methodology data is reviewed and updated periodically.

2.2.7	Derivative financial instruments
The Company uses derivative instruments to hedge its operations against the risk of fluctuations in foreign exchange and interest rates; they are not used for speculative purposes.
Gains and losses on derivative transactions are recorded in consolidated statements of income, considering the fair value of these instruments. The unearned gains and losses is recognized in the consolidated statements of financial position under derivative financial instruments, and the counterpart in consolidated statements of income under financial income (expense), net, (Note 35), except for operations to hedge exposure to changes in exchange rate or designated as cash flow hedge, which is recognized as accumulated other comprehensive income (loss) in shareholders’ equity.

2.2.8	Hedge accounting
The Company uses hedge accounting to book certain derivative financial instruments applied to hedge risks of fluctuations in foreign exchange and interest rates in transactions associated with firm commitments and highly probable forecast transactions.
On hedge initial designation, the Company formally documents the relationship between hedge instruments and hedged items, including the risk management objectives and the strategy for conducting the transaction, together with the methods used to evaluate the effectiveness of hedge relationship.
The fair value of derivative financial instruments designated as hedge accounting is presented in Note 9. Changes in fair value of hedge instruments and hedge costs booked in accumulated other comprehensive income (loss) in shareholders’ equity are presented in Note 9.

a)	Fair value hedge
Fair value hedge is applied for derivative financial instruments that hedge the Company against risk of fluctuations in interest rates (hedged risk) of loans and financing.
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in income or loss, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The gain or loss relating to the effective portion of interest rate swaps is recognized in income or loss as financial income (expense), net. The gain or loss relating to the ineffective portion is recognized in income or loss within financial income (expense), net.

b)	Cash flow hedge
Cash flow hedge is applied for hedging risks associated with the volatility of cash flows in foreign currency associated with highly probable forecast transaction that will impact income or loss, in this case the payroll expenses of personnel in Brazil settled in Brazilian Reais.

The Company designates as cash flow hedges the intrinsic value of hedge instruments (put and call options of foreign currency). The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within shareholders’ equity. The time value of put and call options is recognized as hedge costs in accumulated other comprehensive income (loss) within shareholders’ equity. The gain or loss relating to the ineffective portion is recognized immediately in income or loss, within financial income (expense), net.
Amounts accumulated in shareholders’ equity are reclassified in the periods when the hedged item affects income or loss.
When a hedging instrument expires, or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss and deferred costs of hedging in shareholders’ equity at that time remains in shareholders’ equity until the highly probable forecast transaction occurs, when it is reclassified to income or loss along with the gain or loss of forecast transaction. When the forecast transaction is no longer expected to occur, the cumulative gain or loss and deferred costs of hedging that were reported in shareholders’ equity are immediately reclassified to income or loss within financial income (expense), net.

c)	Effectiveness of hedge accounting
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments, to ensure that an economic relationship exists between the hedged item and hedging instrument.
For fair value hedges, the Company enters into interest rate swaps where the critical terms of the hedging instrument match exactly with the terms of the hedged item, as notional value, payment term and cash outflow dates. Since all critical terms matched during the year the hedge relationship was 100% effective.
In the case of cash flow hedges designated to hedge the volatility of payroll expenses settled in Brazilian Reais, the Company enters into zero-cost
collar financial instruments by buying put options and selling call options of foreign currency with the same counterparty and risk premium zero. The critical terms of financial instruments matched with the terms of hedged risk - the put and call options notional value hedges the risk 1:1 (forecast of payroll cash flows in Brazilian Reais for fiscal year) and its due date is within the forecast dates of cash outflows throughout the year. The Company asses on a qualitative and prospective basis the cash flow hedge effectiveness. If relevant changes in circumstances affect the terms of the hedged item, as changes in the forecast value of hedged cash outflows in Brazilian Reais in comparison to the effective value, the Company performs on a prospective basis the balance of hedge relationship and any ineffective portion is recognized in income or loss within financial income (expense), net.

2.2.9	Inventories
The Company’s inventories are largely comprised of raw material, work in progress, spare parts and finished goods. Inventories of raw materials are recognized at acquisition cost. Inventories of work in process comprise raw materials, direct labor, other direct costs and general production costs attributable to the cost of the inventories. Once the products have been completed, they are recognized as finished products.
Inventories of raw material and spare parts are recognized as at the weighted average cost. Manufactured aircrafts (finished goods) and work in progress are measured at its individual production cost, which is recognized as cost of sales and services in the consolidated statements of income when aircraft is delivered to the customer.
Inventories are assessed periodically to determine whether the net realizable value is higher than its cost and impairment loss is recognized if the book value is higher as cost of goods sold and services rendered.
The Company periodically assesses the consumption and demand for its inventories and records an expense for estimated losses due to obsolescence in the case of items without activity and for which there is no demand for subsequent periods, in accordance with established policy:
Provision for obsolescence is recorded for items without activity for over two years and with no planned use in the production program, and to cover expected losses from excess inventories or obsolete work in progress, except for inventories of spare parts, for which the provision is based on technical obsolescence of items without activity for over two years.

The Company holds used aircraft for resale, usually received in trade-in
transactions to facilitate new aircraft sales. The book value of these assets is compared periodically with its net realizable value, which is the assets estimated selling price in the ordinary course of business less estimated costs to sell. Any loss identified is recognized as other operating income (expense), net in the consolidated statements of income as other operating expenses. The estimated selling price of used aircraft is based in the assessment of third party.

2.2.10	Income tax and social contribution
Tax expenses for the year comprise current and deferred income tax. Income tax is recognized in the consolidated statements of income, except the portion of deferred income tax related to items recognized directly in the consolidated shareholders’ equity in other comprehensive income.
The current income tax is calculated at the nominal rates of each country, wherein 34% in Brazil, composed of 25% income tax and 9% social contribution on net income.
Deferred income tax is recognized on temporary differences arising between the tax and accounting basis of assets and liabilities.

2.2.11	Investments
Investments in associates are recorded and valued in the consolidated financial statements using the equity method of accounting. In the case of exchange variations on foreign investments that use a functional currency other than that used by the Company, such exchange variations are recognized in cumulative translation adjustments within shareholders’ equity, and are only recognized in the consolidated statements of income when the investment is sold or expensed.

2.2.12	Property, plant and equipment, net
Property, plant and equipment are recognized by the acquisition, formation or construction cost, less accumulated depreciation and impairment losses.
Depreciation is calculated by the straight-line method based on the asset’s estimated useful life Note 16. Land is not depreciated. The estimated useful lives are reviewed and adjusted, if appropriated, at the end of each fiscal year.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company.
The Company estimates the residual value for certain aircraft spare parts included in the exchange pool program, which is reviewed by Management, and if necessary adjusted, at the end of each reporting period. The Company does not attribute residual values to other assets as assets are not usually sold and in the event of a sale, the amount is not significant.
The items comprising property, plant and equipment are summarized below:

a)	Land - mainly comprises areas on which the industrial, engineering and administrative buildings are located.

b)	Buildings and land improvements - mainly plants, engineering departments and offices, and land improvements include parking lots, road systems and water and sewage networks.

c)	Facilities - comprise auxiliary industrial facilities that directly or indirectly support the Company’s industrial operations, as well as facilities of the engineering and administrative departments.

d)	Machinery and equipment - machinery and other equipment directly or indirectly used in the manufacturing process.

e)	Furniture and fixtures - furniture and fixtures used in the production, engineering and administrative departments.

f)	Vehicles - mainly industrial vehicles and automobiles.

g)	Aircraft - mainly aircraft leased to airlines, and those used to assist in testing new projects.

h)	Computers and peripherals - information technology equipment used mainly in the production process, engineering and administration.

i)	Tooling - tools used in the Company’s production process.

j)	Property, plant and equipment in progress - construction works to expand the manufacturing plants and aircraft maintenance centers.

k)
Exchange pool program -
the exchange pool program is an operation in which the customer contracts the availability of spare parts for aircraft maintenance. In this program, when it is necessary to change a damaged part, the customer delivers the damaged part to the Company and the Company provides the customer with a part in working order. The damaged part is in turn reconditioned and added to the pool.

2.2.13	Intangible assets, net

a)	Development
Research costs are recorded as an expense when they are incurred. Project costs, comprised mainly of expenditure on product development, including drawings, engineering designs and construction of prototypes, are recorded as intangible assets when it is probable that the projects will generate future benefits, taking into account their commercial and technological feasibility, availability of technological and financial resources, and only if the cost can be reliably measured.
Capitalized development costs are amortized from the time at which benefits begin to accrue (units produced), based on estimated aircraft sales, and the amortized amounts are appropriated to production cost. Revision of the sales estimate related to the amortization quota is made at least annually.
The Company has agreements with certain key suppliers, hereby denominated partners, who participate in the Company’s research and development projects by contributing cash. The Company records such contributions as liabilities on receipt and as the milestones are completed and the amounts are consequently no longer subject to return, they are recorded as a reduction of development expenditure, capitalized in intangible assets and amortized on the aircraft production series.
The Company records these contributions when received as a liability and as the development stages and contractual events signed with the supplier are met, therefore, no longer subject to return, these values are slaughtered for aircraft development costs recorded in intangible, and amortized in conjunction with development expenses following the same amortization criteria.

b)	Computer software
Software licenses are capitalized and amortized over their estimated useful lives.
Costs associated with maintaining computer software programs are recognized as expense as incurred. Development costs directly attributable to identifiable and unique software, controlled by the Company and that is expected to generate benefits greater than the costs for more than one year, are recorded in intangible assets.

2.2.14	Impairment of long-lived assets
At the end of each fiscal year, the Company performs impairment test for all cash-generating units (CGUs) with goodwill generated from business combination allocated and for CGUs with intangible assets still under development and not yet producing (undefined useful life).
CGUs with definite-lived assets (property, plant and equipment, and intangibles) allocated are analyzed, at each quarter, whether there is any indication it might be impaired to perform the impairment test.
Assets are grouped in CGUs taking into consideration the Company’s business model and its monitoring of cash flows. In general, the CGUs are defined in accordance with the families/ platforms of aircrafts or other goods and services produced by the Company, irrespective of its geographic location.
The Company applies the value in use concept, using discounted cash flow projections, discounted at an appropriate rate which reflects the investors’ expectations of return. The cash flow projections for the CGUs take into consideration the Company’s medium and long-term strategic plan, based on the characteristics and expectations of the business.
When the impairment test is performed, Management compares the carrying amounts of the Company’s CGUs with its recoverable amounts, which is determined at the higher between its value in use and fair value less cost to sell. An impairment charge is recognized when the carrying amount exceeds the recoverable amount.
Any impairment losses of a CGU are recognized in the consolidated statements of income in the line of other operating income (expense), net and allocated to relevant assets of the impaired CGU.
The exception to this concept is aircraft that the Company held in its property, plant and equipment for operating leases purposes, in which the Company acts as lessor. In this case, the aircraft is tested individually using the higher of its value in use and its market value to determine its recoverable amount. For impairment test purposes, the market value is estimated with the assistance of assessment prepared by third party appraisals and the value in use is determined by the discounted cash flow of lease agreement associated with each aircraft tested, when applicable.
Assets held for sale are tested for impairment in accordance with practice described in Note 4.

2.2.15	Leases

a)	Right-of-use assets
The Company recognizes
right-of-use
assets on the lease inception date (that is, the date in which the asset is available for use). The right-of-use
assets are measured at cost, less any depreciation or impairment losses and are adjusted for any revaluation of lease liabilities. The cost of right-of-use
assets includes the amount of the recognized lease liability, the initial direct costs incurred less any lease incentives received. The right-of-use
assets are depreciated on a straight-line basis considering the lease term and the Company’s intention in renewal options, based on the best estimate on each reporting date.
Right-of-use
assets are subject to impairment test if there is evidence that their carrying amount may be higher than the recoverable amount.
Expenses on the depreciation of the
right-of-use
asset are recognized as operating expenses in the statements of income for the year.

b)	Lease liabilities
On the lease inception date, the Company recognizes lease liabilities measured at the present value of lease payments to be made during the lease term, which is measured based on the contract term and renewal options. Lease payments include fixed payments less any lease incentives received. Variable lease payments not depending on an index or rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.
When calculating the present value of lease payments, the Company uses the incremental borrowing rate. After the inception date, the amount of the lease liability is increased to reflect the increase of interest, adjustments of installments and reduced for lease payments made. Moreover, the carrying amount of the lease liability is remeasured in case of any modification, a change in the lease term, a change in fixed lease payments or a change in valuation to acquire the underlying asset. Interest is recognized as financial income (expense), net in the statements of income for the year.

(i)	Determination of the lease term:
The Company determines the contractual term as the
non-cancelable
lease term, plus any period covered by a renewal option, if it is reasonably certain that it is exercised, or any option to terminate the lease, if it is reasonably certain that it will not be exercised. The Company has the option, under some of its leases, to maintain the assets for additional periods from three to five years. The Company applies judgment when assessing if it is reasonably certain that it will exercise the renewal option, considering all significant factors that create an economic incentive for the exercise of the renewal.
The Company reassesses the lease term if there is an event or significant change under circumstances that are under its control and affect its capacity to exercise (or not exercise) the option to renew (e.g. a change in the business strategy).

(ii)	Short-term leases and low-value asset leases:
The Company applies the short-term lease recognition exemption to all its leases with the contractual term below or equal to 12 months from the inception date and without a purchase option. The practical expedient of recognition exemption for low-value
assets leases for which the individual amount is below US$5
 thousand
is also applied. Short-term and
low-value
lease payments are recognized as expenses on a straight-line basis over the lease term.

c)	Accounting policies applied up to December 31, 2018
In the comparative period ended December 31, 2018, the contracts where the Company is the lessee were recognized according to their classification between finance and operating leases:
Leases, where the Company acquired substantially all the risks and rewards of ownership, were classified as finance leases. Finance leases were recorded as a financed purchase recognizing a fixed asset and borrowing and financing liability at the lease inception date.
Leases for which a significant portion of the risks and rewards of ownership remained with the lessor were classified as operating leases. Operating lease payments were recognized in profit or loss for the year under the straight-line method over the lease term.

2.2.16	Loans and financing
Loans are recognized initially at fair value, net of transaction costs, and subsequently carried at amortized cost (plus charges and interest on a pro rata basis), taking into account the effective interest rate on each transaction.
Loans are classified as current or
non-current
liabilities based on contractual terms.

2.2.17	Borrowing costs
When a substantial period of time is required for construction or production of an asset before it is ready for use, the borrowing costs are capitalized as part of the cost of such assets. The costs are allocated based on the average rate for all active loans, weighted in accordance with additions in the period. Borrowing costs are interest and other costs incurred by the Company in obtaining funding.

2.2.18	Financial guarantees and residual value guarantees
In certain cases, the Company grants financial or residual value guarantees on delivery of its aircraft, as part of the aircraft financing structure.
The residual amount is guaranteed to the lender based on the expected future value of the aircraft at the end of the funding, subject to a maximum limit, agreed by contract.
Financial guarantees are calculated at the time of delivery of the aircraft and recognized as a reduction in sales revenue against contract liabilities. The income is realized in the consolidated statements of income over the aircraft financing period and all deferred income is recognized by the end of that period.
To cover the risk of losses on such guarantees, the Company may record an additional provision in the event of significant circumstances, such as a request for judicial reorganization of a client, based on the best estimate of potential losses Note 25.
In some cases, the Company holds guarantees in the form of deposits in favor of third parties to whom financial and residual value guarantees have been provided as part of aircraft financing structures.

2.2.19	Unearned income
Unearned income comprises government grants received by the Company and its subsidiaries.
Government grants are recognized against the expenses in which the resources were used. When government grants are received in advance for research investments they are recorded as unearned income and recognized in the consolidated statements of income to the extent that the resources are invested and contractual milestones are met, as reduction of research expenses.
Government grants for the acquisition of property, plant and equipment are recognized as debt (loans and financing) in liabilities until the milestones determined by the granting entity are met. Once the milestones are completed, the grant is recognized as unearned income. This unearned income is recognized in the consolidated statements of income as a reduction of the depreciation expense of the underlying asset it is proposed to subsidize in proportion with the recognition of the expense.
Income earned with
non-distributable
government grants is allocated from the income of the year to the government grants reserve in shareholders’ equity.

2.2.20	Provisions, contingent assets and liabilities, legal obligations and court-mandated escrow deposit
Provisions – provisions are recognized based on the judgment of the Company’s Management and its legal counsel, the nature of the lawsuits, legal precedent, complexity and court interpretations, whenever the loss is considered probable, when such loss would result in a probable outflow of resources to settle the obligations and when the amounts involved can be measured with a reasonable degree of certainty, the provision is recognized. The provision for labor claims is recognized based on the Company’s historical percentage of cash outflows of each demand. The amounts provided represent the Company’s best estimate of the anticipated outflow of resources.
For income tax matters, a provision is recognized when the Company’s Management evaluates with the assistance of its legal advisors that an uncertainty over income tax treatments taken during the fiscal years subject to tax authorities’ examinations, or under discussions in administrative and legal instances with tax authorities, is not probable to be accepted by decisions of the court of last resort.
Contingent liabilities – amounts for which disbursement is classified as possible risk of loss are disclosed but not recorded in the consolidated financial statements. Where the probability of loss is classified as remote, neither provision nor disclosure are required. For income tax matters and related legal demands, the Company discloses the amounts of income tax treatments taken during the fiscal years subject to tax authorities’ examinations, or under discussions in administrative and legal instances with tax authorities, that in its assessment is probable to be accepted by decisions of the court of last resort.
Legal obligations - arise from tax liabilities for which the legality or constitutionality is under appeal. The related amounts are fully recognized as provisions in the consolidated financial statements.
Court-mandated escrow deposits - recorded as other assets and periodically updated for monetary correction.

2.2.21	Product warranties
Warranty expenditure on aircraft is estimated on delivery of these products. The estimates are based on historical data that includes, among others, warranty claims and related repair/ replacement costs, warranties given by the suppliers, contractual coverage period and warranty patterns for new aircrafts, for which the Company expects higher warranty costs in the launch of new models until the production process matures and increases the platform in service period. The coverage period varies from 3 to 6 years.
The Company may be obliged to modify the product to meet the requirements of the certification authorities, or after delivery, due to improvements or to the aircraft’s performance. The costs of such modifications are provisioned when the new requirements or improvements are requested and known.
Management reviews the assumptions and the evolution of warranty relates costs periodically, and if appropriated, adjustements to the provision is recorded.
The product warranties balances are presented in the provisions caption in the consolidated statements of financial position, Note 26.1.

2.2.22	Post-retirement benefits

a)	Defined contribution
The Company provides defined contribution pension plans for its employees. For the companies incorporated in Brazil, these are managed by EMBRAER PREV - Sociedade de Previdência Complementar.

b)	Post-retirement healthcare benefits
The Company and some of its subsidiaries provide healthcare benefits to retired employees.
The planned costs of offering post-retirement healthcare benefits and coverage for dependents are recorded as a provision during the period of employment based on actuarial studies conducted to identify future exposure, based on the following main premises:

i)	Discount rate - brings future benefit flows to present value and is defined based on the ratio of Brazilian government securities.

ii)
Increase of medical costs rate - represents the increase in the value of medical care and is not applied linearly, as the companies historically tend to take measures to reduce the cost, or even change health plan providers.

iii)	Morbidity rate (aging factor) - measures the increased use of health plans in light of the aging population.

iv)	Mortality rate - uses the RP-2000 generational table provided by Society of Actuaries (SOA), which shows the rate by age and sex.

v)	Probability of Retirement - estimates the probability of retirement by age group.

vi)	Churn rate - uses the T-3 Table Service available from the Society of Actuaries (SOA), which shows the average rate of termination of employees by age.
The Company recognizes changes in the provision for the plan against other comprehensive income in the equity valuation adjustments account in consolidated shareholders’ equity, net of taxes, to the extent that there are changes in the assumptions and against consolidated statements of income if there are changes in the costs of the current benefit plan or in the plan’s contractual characteristics.
This provision is reviewed at least annually.

2.2.23	Employee profit sharing plan
The Company provides a profit-sharing plan for its employees, which is linked to performance targets established in action plans set and agreed at the beginning of each year. The profit-sharing approved policy is equivalent to 8.5% the operating result of the fiscal year, may be adjusted annually by Management based on circumstances. Provisions are recognized monthly by applying the agreed percentage to the payroll of the company, recognized in the consolidated statements of income accounts related to the job performed by each employee.

Of the total amount of profit sharing, 50% is divided equally among all the employees and the other 50% in proportion to each employee’s salary.

2.2.24	Share- based payment
The Executive Remuneration Policy (PRE) determines that the remuneration of the Company’s management shall be granted as a Long-Term Incentive (ILP in Portuguese) with the objective of retaining and attracting qualified personnel who will make an effective contribution to the Company’s performance. The Company provides two types of share-based remuneration in the form of LTIs:

i)
Stock options plan (capital instruments based on the Company’s share issues). In this modality, in return for the services provided, the program participants receive stock options, the fair value of which is calculated based on the Black & Scholes pricing model and recognized on a linear basis in the consolidated statements of income during the vesting period, which is the period during which the acquisition criteria are met. As of December 31, 2019, the vesting period of all options granted under this plan has already been completed remaining solely certain exercises still outstanding (Note 29).

ii)
Cash-settled phantom shares plan, in which the amounts attributed to the services provided by the participants are converted into virtual share units based on the market value of the Company’s shares. At the end of the acquisition period the participant receives the quantity of virtual shares converted into reais, at the shares’ current market value. The company recognizes the obligation during the acquisition period (quantity of virtual shares proportional to the period) in the same group as the participant’s normal remuneration. This obligation is presented as an account payable to employees and the fair value is calculated based on the market price of the shares and registered as financial income (expense) in the consolidated statements of income. The phantom shares plan is a cash-settled
share-based payment transaction and therefore has no impact on the calculation of diluted earnings per share.

2.2.25	Earnings per share
Basic earnings per common share are computed by dividing net income attributable to Embraer shareholders by the weighted average number of common shares outstanding during the period.
Diluted earnings per share are computed by adjusting the number of shares outstanding to include the number of additional shares that would have been outstanding had the potentially dilutive shares attributable to stock options been put into circulation during the respective periods.

2.2.26	Revenue recognition of contract with customers
Revenue comprises the fair value of the consideration received or to be received for the sale of products and services in the ordinary course of business. Revenue is presented net of taxes, returns, reductions and discounts, and in the consolidated financial statements, after eliminating intercompany sales.

a)	Revenue from sales of aircraft and spare parts
Revenues from aircraft and spare parts sales are recognized when the control, is transferred to the customer, that is, when all recognition conditions are met. Revenues from commercial, executive and agricultural aircraft and spare parts are generally recognized upon delivery or shipment to the customer.
In aircraft sales contracts, the Company normally receives customer advances before the product control is transferred. The Company asserts that there is no significant financing component in this operation.
For the spare parts sale contracts, the client makes the payment after the transfer of control, with average payment term of 30 days.
In sales of aircraft contracts, other performance obligations, such as supply of spare parts, training services, technical assistance and other obligations may be presented, which may or may not be delivered simultaneously to the aircraft delivery. For the Commercial and Executive Aviation contracts, the individual selling price is allocated for these additional performance obligations, and the variable considerations (as discounts), are allocated using the cost-plus margin method. In the Defense & Security aircraft sales, there is no stand-alone price basis considering its high customization, the price is allocated in the performance obligation considering the cost-plus margin method.
For these performance obligations, the revenue is recognized when the control of related product or service is transferred to the customer.

b)	Revenue from sale of services
Sevices sale revenues are recognized over time of control transfer to the customer, that is, to the extent that services are rendered over time. The performance obligations of such contracts are satisfied and recognized in the consolidated statements of income over time.
In the Defense & Security segment, some services, such as modernization services, the client’s payment schedule follow a schedule agreed between the parties.
In maintenance service contracts, the Company receives from the clients in an average term of 30 days.
Exchange Pool and EEC (Embraer Executive Care) programs revenues are recognized monthly during the contract period, because there is no customer use pattern that can be reliably projected, and consist of a fixed rate and part of a variable rate directly related to the hours actually flown by the aircraft covered in these programs. The payment term usually is 30 days.

c)	Revenue from long-term contracts (Defense & Security)
In the Defense & Security segment, most of the sales contracts are characterized by the high customization of the products and development of new technologies whose transfer of control to the customer occurs over time of development and production of aircraft or new technology as a single performance obligation. In such contracts, their revenues are recognized over time at amounts equal to the ratio of actual cumulative costs incurred at the end of reporting period divided by total estimated costs at completion, multiplied by the allocated price less the cumulative revenue recognized in prior reporting period.
Some contracts contain clauses for price adjustment based on pre-established
indexes and these are recognized in the accounting period. The adequacy of revenue recognition related to development contracts in the Defense & Security segment is based on Management’s best estimates of total estimated costs at completion, as they become evident.
The Company understanding is that the cost incurred method provides the most reliable basis for estimating the progress of contracts whose revenues are recognized over time.
In these contracts, there is also a schedule of payments agreed between the Company and the customers, which vary from contract to contract. After analysis, the Company has concluded that there are no significant financing components in the Defense & Security segment contracts since there is no willingness on either side to finance the other and there are factors that are not under the control of any party which may affect the payment dates.

d)	Contract assets and liabilities
The contract assets relate to the Company’s rights to the consideration for the work completed and not billed at the date of the consolidated financial statements, mainly from long-term Defense & Security contracts that are recognized over time as noted above, and net of customer advances received and expected credit losses recognized. Contract assets are transferred to trade accounts receivable when the rights become unconditional.
Contract liabilities refer to advance payments received by the Company prior to the delivery of the aircraft, as well as to the supply of spare parts, training, technical assistance and other obligations included in aircraft sales contracts. They also refer to advances of consideration received from customers related to the acceptance of managerial stages/ tasks under long-term contracts (Defense & Security).

e)	Costs to obtain a contract
Refers to incremental costs incurred by the Company solely to obtain contracts with customers that will be recovered in the fulfillment of these contracts, such as costs incurred with sales commissions and bank guarantees granted in Defense & Security long-term contracts. Assets for obtaining contracts are capitalized as other assets and amortized when (or as) the related contract revenue is recognized.

2.2.27	Cost of sales and services
Cost of sales and services consists of the cost of the aircraft, spare parts and services rendered, comprising:

a)	Material - Materials used in the production process, substantially acquired from foreign suppliers.

b)	Labor - comprises salaries and related charges, primarily in Brazilian reais.

c)	Depreciation - The Company’s fixed assets are depreciated using the straight-line basis over their useful lives.

d)
Amortization
-
Internally generated intangible assets are amortized in accordance with the estimated sales of the series of aircraft. Intangible assets acquired from third parties are amortized on straight-line bases over their estimated useful lives.

e)
Product warranties
-
The Company estimates and records a liability for guarantee obligations related to its products on the date of delivery of the aircraft, based on historical experience and recorded as cost of goods sold.

f)
Multiple-element arrangements
-
The Company enters into transactions that represent multiple-element arrangements, such as for providing training, technical assistance, spare parts and other concessions. These costs are recognized when the product or service is delivered or provided to the customer.

2.2.28	Financial income (expenses), net and foreign exchange gains (losses), net
Financial income (expenses), net and foreign exchange gains (losses), net principally comprise interest income on cash and cash equivalents and financial investments measured as at amortized cost and FVOCI, financial charges on loans, tax updates and foreign exchange gains (losses) on assets and liabilities expressed in currencies other than the functional currency (US dollars), on an accrual basis. Gains or losses on fair value changes of FVTPL financial instruments are also recognized as financial income (expenses), net.
Changes in the fair value of the residual value guarantees and income or loss on the provision and implementation of derivative financial instruments capitalized are also recorded as financial income (expense), net in the consolidated statements of income.
Financial income and expense exclude borrowing costs attributable to acquisitions, buildings or the contribution of qualifying assets that require a substantial period of time to be ready for use or sale.

2.2.29	Statement of cash flows
The statement of cash flows was prepared using the indirect method.

2.2.30	Segment reporting
Operating segment information is presented in a manner consistent with the internal reports provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources among and assessing the performance of the operating segments and for making strategic decisions, is the Chief Executive Officer.

Generally, balances and transactions that are not directly allocated to a specific operating segment, such as corporate area expenses, are appropriated pro-rata
basis, using revenue from each segment as an allocation factor.